Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Reconciliation of right-of-use assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2019	2,723	276	2,999
Additions	968	—	968
Disposals	—	—	—
Effects of foreign exchange	170	21	191
Balance – December 31, 2020	3,861	297	4,158
Additions	1,238	79	1,317
Disposals	—	(7)	(7)
Effects of foreign exchange	(125)	(39)	(164)
Balance – December 31, 2021	4,974	330	5,304

Accumulated amortization
Balance – December 31, 2019	503	76	579
Amortization	662	82	744
Disposals	—	—	—
Effects of foreign exchange	25	12	37
Balance – December 31, 2020	1,190	170	1,360
Amortization	898	75	973
Effects of foreign exchange	(51)	(37)	(88)
Balance – December 31, 2021	2,037	208	2,245

Carrying value
Net balance – December 31, 2020	2,671	127	2,798
Net balance – December 31, 2021	2,937	122	3,059

Schedule of lease obligations
The Company’s lease obligations are as follows:

	2021	2020
	$	$
Balance – January 1	3,804	3,414
Additions	1,317	968
Disposals	(7)	—
Interest accretion	337	358
Lease repayments	(1,338)	(1,106)
Effects of foreign exchange	(112)	170
Balance – December 31	4,001	3,804

Current	1,311	1,260
Non-current	2,690	2,544
	4,001	3,804

Minimum annual rentals
As at December 31, 2021, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2022	1,473
2023	1,331
2024	1,293
2025	697
Thereafter	—
4,794